SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Origination and servicing expense, Sales and marketing expenses, Government grant and Value added taxes ("VAT") (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Institution	Dec. 31, 2018 CNY (¥) Institution	Dec. 31, 2017 CNY (¥)
Product Information [Line Items]
Cash reward	¥ 14,700	¥ 12,500	¥ 2,500
Advertising expense	2,725,812	1,254,315	341,768
Government grants received	¥ 128,147	¥ 7,695	¥ 26
Product Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Number of major funding institutions individually generating greater than 10% of total revenues | Institution	3	3
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum
Product Information [Line Items]
Percent of total revenues generated by a major funding institution	10.00%	10.00%
Consolidated Trusts
Product Information [Line Items]
VAT rate (as a percent)	3.00%
Other Entities
Product Information [Line Items]
VAT rate (as a percent)	6.00%